Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Transactions	Dec. 31, 2023 USD ($) Transactions
Disclosure of detailed information about business combination [line items]
Businesses acquired, net of cash | Transactions	4	4
Investments in businesses | Transactions	7	9
Asset acquisitions | Transactions	1	0
Deferred and contingent consideration payments | Transactions	0	0
Total number of transactions | Transactions	12	13
Business Acquired | $	$ 622	$ 1,216
Contingent consideration payments [member]
Disclosure of detailed information about business combination [line items]
Business Acquired | $	15	5
Business combinations [member] | Businesses acquired, net of cash [member]
Disclosure of detailed information about business combination [line items]
Business Acquired | $	555	1,190
Asset acquisition [member]
Disclosure of detailed information about business combination [line items]
Business Acquired | $	15	0
Investments in businesses [member]
Disclosure of detailed information about business combination [line items]
Business Acquired | $	$ 37	$ 21